PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	May 31, 2020	May 31, 2019
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Payments to Acquire Property, Plant, and Equipment			$ 163,019	$ 1,566,882	$ 1,923,338	$ 1,037,262
Escrow Deposit Disbursements Related to Property Acquisition			0	136,190	281,966	0
Property, Plant and Equipment, Disposals					16,817
Gain (Loss) on Disposition of Property Plant Equipment	$ 0	$ 0	0	0	(16,817)	0
Depreciation	$ 142,856	$ 57,644	$ 283,748	$ 113,180	323,279	$ 173,277
Alternative Solutions, LLC [Member]
PROPERTY, PLANT AND EQUIPMENT (Details) [Line Items]
Gain (Loss) on Disposition of Property Plant Equipment					$ 933,142